Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants outstanding - beginning balance
Weighted average exercise price, beginning
Issued	625,000
Weighted average exercise price, warrants issued	$ 5.0
Exercised
Weighted average exercise price, warrants exercised
Expired
Weighted average exercise price, warrants expired
Warrants outstanding - ending balance	625,000
Weighted average exercise price, ending	$ 5.0
Warrants exercisable	625,000
Weighted average exercise price, warrants exercisable	$ 5.0